Tax - Tax Paid - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax reconciliation [line items]
Net tax paid	$ 86	$ 41	$ 141
United States [member]
Disclosure of income tax reconciliation [line items]
Net tax paid	88	29	80
Proceeds from income tax refunds	15	24
United Kingdom [member]
Disclosure of income tax reconciliation [line items]
Net tax paid	1	2	13
Proceeds from income tax refunds	$ 3